Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2022
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	17 years
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Non-compete agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Non-compete agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years
Customer list | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Customer list | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	16 years
Patents, trademarks, and licenses | Minimum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Patents, trademarks, and licenses | Maximum
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	17 years
Proprietary technology
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	15 years